Federated Hermes Kaufmann Fund II
Portfolio of Investments
September 30, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—95.9%
		Communication Services—2.3%
930		Meta Platforms, Inc.	$ 682,974
2,867	[1]	Spotify Technology S.A.	2,001,166
10,933	[1]	Trade Desk, Inc./The	535,826
		TOTAL	3,219,966
		Consumer Discretionary—11.4%
2,725	[1]	Airbnb, Inc.	330,870
9,817	[1]	Amazon.com, Inc.	2,155,519
18,048	[1]	Birkenstock Holding PLC	816,672
4,090	[1]	Cava Group, Inc.	247,077
17,782	[1]	Chipotle Mexican Grill, Inc.	696,877
2,361		D. R. Horton, Inc.	400,119
4,362	[1]	DoorDash, Inc.	1,186,420
24,635	[1]	DraftKings, Inc.	921,349
850	[1]	Duolingo, Inc.	273,564
5,020	[1]	Floor & Decor Holdings, Inc.	369,974
412	[1]	Mercadolibre, Inc.	962,819
9,300		Moncler SpA	545,580
13,109	[1]	On Holding AG	555,166
5,492	[1]	Planet Fitness, Inc.	570,070
43,525	[1]	Sportradar Group AG	1,170,822
2,690		Texas Roadhouse, Inc.	446,943
7,219		TJX Cos., Inc.	1,043,434
24,205	[1]	Viking Holdings Ltd.	1,504,583
7,151		Wingstop, Inc.	1,799,764
		TOTAL	15,997,622
		Consumer Staples—2.5%
1,600		Costco Wholesale Corp.	1,481,008
5,351	[1]	Maplebear, Inc.	196,703
10,966		Philip Morris International, Inc.	1,778,685
		TOTAL	3,456,396
		Energy—0.6%
3,621		Cheniere Energy, Inc.	850,863
		Financials—7.2%
14,550		Apollo Global Management, Inc.	1,939,078
826		BlackRock, Inc.	963,009
127,700	[1]	Blue Owl Capital, Inc.	2,161,961
13,700	[1,2]	Chime Financial, Inc.	276,329
13,159		Hamilton Lane, Inc.	1,773,702
1,541		JPMorgan Chase & Co.	486,078
1,090		MSCI, Inc., Class A	618,477
2,723		S&P Global, Inc.	1,325,311
13,940	[1]	Toast, Inc.	508,949
		TOTAL	10,052,894
		Health Care—21.3%
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
60,160	[1]	Arcturus Therapeutics Holdings, Inc.	1,108,749
6,555	[1]	Argenx SE	4,815,184

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
161,911	[1,2,3]	AstraZeneca PLC, Rights	$ 89,051
152,560	[1,2]	aTyr Pharma, Inc.	110,057
16,905	[1]	Boston Scientific Corp.	1,650,435
24,250	[1]	Centessa Pharmaceuticals Ltd., ADR	588,062
56,475	[1,3]	Contra Akouos, Inc., Rights	29,706
55,932	[1]	EyePoint Pharmaceuticals, Inc.	796,472
26,704	[1]	Forte Biosciences, Inc.	400,560
6,765	[1]	Genmab A/S, ADR	207,483
22,430	[1]	Guardant Health, Inc.	1,401,426
73,824	[1]	IDEAYA Biosciences, Inc.	2,008,751
5,414	[1]	Insulet Corp.	1,671,464
3,138	[1]	Intuitive Surgical, Inc.	1,403,408
7,900	[1]	Kymera Therapeutics, Inc.	447,140
14,003	[1]	Legend Biotech Corp., ADR	456,638
16,162	[1]	Merus NV	1,521,652
21,275	[1]	Minerva Neurosciences, Inc.	45,103
9,849	[1]	Natera, Inc.	1,585,393
435,683	[1,3]	Novartis AG, Rights	505,392
5,650	[1]	Palvella Therapeutics	354,198
4,800	[1,2]	PROCEPT BioRobotics Corp.	171,312
165,799	[1]	Rezolute, Inc.	1,558,511
20,626	[1]	Rhythm Pharmaceuticals, Inc.	2,083,020
4,307	[1,3,4]	Sail Biomedicines, Inc.	110,825
11,155	[1]	Scholar Rock Holding Corp.	415,412
6,023	[1]	Scynexis, Inc.	4,638
3,023		Stryker Corp.	1,117,512
2,159		UCB S.A.	597,329
8,060	[1]	Ultragenyx Pharmaceutical, Inc.	242,445
2,890	[1]	Veeva Systems, Inc.	860,960
5,480	[1]	Vericel Corp.	172,456
60,693	[1]	Wave Life Sciences Ltd.	444,273
35,026	[1,2]	Zenas Biopharma, Inc.	777,577
		TOTAL	29,878,799
		Industrials—20.2%
2,294	[1]	Axon Enterprise, Inc.	1,646,266
2,351		Comfort Systems USA, Inc.	1,939,998
5,746		Eaton Corp. PLC	2,150,441
9,527		GE Aerospace	2,865,912
4,750	[1]	GE Vernova, Inc.	2,920,775
8,464		HEICO Corp.	2,732,348
2,003		Howmet Aerospace, Inc.	393,049
24,220	[1]	Loar Holdings, Inc.	1,937,600
10,382		Quanta Services, Inc.	4,302,508
40,865	[1]	StandardAero, Inc.	1,115,206
4,886		Trane Technologies PLC	2,061,697
13,089	[1]	Uber Technologies, Inc.	1,282,329
4,396		UL Solutions, Inc.	311,501
7,041		Veralto Corp.	750,641
9,181		Westinghouse Air Brake Technologies Corp.	1,840,515
		TOTAL	28,250,786
		Information Technology—21.8%
409	[1]	AppLovin Corp.	293,883

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,748	[1]	Commvault Systems, Inc.	$ 707,547
3,486	[1]	Crowdstrike Holdings, Inc.	1,709,465
2,977	[1]	CyberArk Software Ltd.	1,438,337
8,542	[1]	Datadog, Inc.	1,216,381
15,018	[1]	Elastic N.V.	1,268,871
1,892	[1,2]	Figma, Inc.	98,138
651	[1]	HubSpot, Inc.	304,538
142	[1]	Impinj, Inc.	25,666
928		KLA Corp.	1,000,941
41,192	[1]	Klaviyo, Inc.	1,140,606
4,035		Micron Technology, Inc.	675,136
3,044		Microsoft Corp.	1,576,640
3,139	[1]	MongoDB, Inc.	974,283
2,182		Motorola Solutions, Inc.	997,807
10,982		NVIDIA Corp.	2,049,022
2,050	[1]	Palantir Technologies, Inc.	373,961
8,130	[1]	Q2 Holdings, Inc.	588,531
48,100	[1]	QXO, Inc.	916,786
16,385	[1]	Rubrik, Inc.	1,347,666
4,580		Salesforce, Inc.	1,085,460
40,820	[1]	SentinelOne, Inc.	718,840
2,053	[1]	ServiceNow, Inc.	1,889,335
20,144	[1]	Shopify, Inc.	2,993,600
5,853	[1]	Snowflake, Inc.	1,320,144
5,378		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,502,022
2,373	[1]	Tyler Technologies, Inc.	1,241,459
1,360	[1]	Vertex, Inc.	33,714
5,480	[1]	Wix.com Ltd.	973,412
		TOTAL	30,462,191
		Materials—3.7%
16,450		Agnico Eagle Mines Ltd.	2,772,812
2,060		Eagle Materials, Inc.	480,063
1,137		Martin Marietta Materials	716,628
3,428		Sherwin-Williams Co.	1,186,979
		TOTAL	5,156,482
		Real Estate—2.9%
27,374	[1]	CoStar Group, Inc.	2,309,544
6,865		Gaming and Leisure Properties, Inc.	319,978
5,460		Ryman Hospitality Properties, Inc.	489,161
30,259		VICI Properties, Inc.	986,746
		TOTAL	4,105,429
		Utilities—2.0%
5,465		American Electric Power Co., Inc.	614,812
5,576		Duke Energy Corp.	690,030
10,932		NextEra Energy, Inc.	825,257
3,271		Vistra Corp.	640,854
		TOTAL	2,770,953
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,832,738)	134,202,381
		PREFERRED STOCK—0.2%
		Health Care—0.2%
60,006	[3,4]	CeQur S.A. (IDENTIFIED COST $321,274)	308,015

Shares or Principal Amount			Value
		WARRANTS—1.0%
		Health Care—1.0%
5,250	[1]	Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$ 11,130
5,696	[1]	Rezolute, Inc., Warrants Expiration Date 10/8/2027	13,153
1,400	[1]	Rezolute, Inc., Warrants Expiration Date 1/1/2099	13,160
68,385	[1]	Rezolute, Inc., Warrants Expiration Date 4/23/2099	642,819
25,100	[1]	Rezolute, Inc., Warrants Expiration Date 6/24/2099	235,940
44,952	[1]	Rezolute, Inc., Warrants Expiration Date 12/31/2099	422,549
644	[1]	Scynexis, Inc., Warrants Expiration Date 4/26/2029	124
53,000	[1]	Scynexis, Inc., Warrants Expiration Date 1/1/2099	40,810
		TOTAL WARRANTS (IDENTIFIED COST $886,061)	1,379,685
		INVESTMENT COMPANY—0.8%
1,100,859		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[5] (IDENTIFIED COST $1,100,859)	1,100,859
		REPURCHASE AGREEMENT—3.1%
$4,357,000		Interest in $250,000,000 joint repurchase agreement 4.21%, dated 9/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $250,029,236 on 10/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2046 and the market value of those underlying securities was $257,530,113. (IDENTIFIED COST $4,357,000)	4,357,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $77,497,932)	141,347,940
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(1,467,379)
		NET ASSETS—100%	$139,880,561
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended September 30, 2025, were as follows:
Affiliated	Value as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Net Realized Gain/ (Loss)	Value as of 9/30/2025	Shares Held as of 9/30/2025	Dividend Income
Health Care:
Arcturus Therapeutics Holdings, Inc.	$1,020,915	$—	$—	$87,834	$—	$1,108,749	60,160	$—
aTyr Pharma, Inc.	$711,692	$—	$(45,399)	$(291,124)	$(265,112)	$110,057	152,560	$—
EyePoint Pharmaceuticals, Inc.	$431,273	$—	$(19,868)	$386,725	$(1,658)	$796,472	55,932	$—
Forte Biosciences, Inc.	$—	$306,722	$—	$93,838	$—	$400,560	26,704	$—
IDEAYA Biosciences, Inc.	$1,966,050	$—	$(63,037)	$157,140	$(51,402)	$2,008,751	73,824	$—
Minerva Neurosciences, Inc.	$47,231	$—	$—	$(2,128)	$—	$45,103	21,275	$—
Minerva Neurosciences, Inc., Warrants Expiration Date 12/31/2099	$11,655	$—	$—	$(525)	$—	$11,130	5,250	$—
Rezolute, Inc.	$477,329	$222,251	$—	$858,931	$—	$1,558,511	165,799	$—
Rezolute, Inc., Warrants Expiration Date 10/8/2027	$6,458	$—	$—	$6,695	$—	$13,153	5,696	$—
Rezolute, Inc., Warrants Expiration Date 1/1/2099	$6,860	$—	$—	$6,300	$—	$13,160	1,400	$—
Rezolute, Inc., Warrants Expiration Date 4/23/2099	$—	$222,183	$—	$420,636	$—	$642,819	68,385	$—
Rezolute, Inc., Warrants Expiration Date 6/24/2099	$122,990	$—	$—	$112,950	$—	$235,940	25,100	$—
Rezolute, Inc., Warrants Expiration Date 12/31/2099	$220,265	$—	$—	$202,284	$—	$422,549	44,952	$—
Scynexis, Inc.	$13,325	$—	$(4,548)	$22,494	$(26,633)	$4,638	6,023	$—
Scynexis, Inc., Warrants Expiration Date 4/26/2029	$299	$—	$—	$(175)	$—	$124	644	$—
Scynexis, Inc., Warrants Expiration Date 1/1/2099	$64,130	$—	$—	$(23,320)	$—	$40,810	53,000	$—
Affiliated Issuers no longer in the portfolio at period end	$681,901	$7,402	$(3,555,174)	$35,993	$2,829,878	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$5,782,373	$758,558	$(3,688,026)	$2,074,548	$2,485,073	$7,412,526	766,704	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,061,889
Purchases at Cost	$15,481,019
Proceeds from Sales	$(15,442,049)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$1,100,859
Shares Held as of 9/30/2025	1,100,859
Dividend Income	$31,054

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,028,447	$1,100,859

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2025, these restricted securities amounted to $418,840, which represented 0.3% of net assets.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Additional information on restricted securities held at September 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$308,015
Sail Biomedicines, Inc.	7/28/2021	$120,596	$110,825
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$110,467,146	$—	$772,128	$111,239,274
International	16,915,963	5,958,093	89,051	22,963,107
Preferred Stock
International	—	—	308,015	308,015
Debt Securities:
Warrants	1,325,598	54,087	—	1,379,685
Investment Company	1,100,859	—	—	1,100,859
Repurchase Agreement	—	4,357,000	—	4,357,000
TOTAL SECURITIES	$129,809,566	$10,369,180	$1,169,194	$141,347,940

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right